COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2013	$ 1,173
2014	1,145
2015	586
Total	2,904
Rent expense	967	586	503
Lease expense	$ 234	$ 349	$ 395